Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Share Capital

At December 31, 2018, Cosan Limited’s share capital is composed of the following:

	Class A	%	Class B1 shares	%
Shareholders—Common shares
Controlling group	19,514,418	11.20	96,332,044	100.00
Renaissance Technologies LLC	6,288,299	3.60	—	—
M&G Investment Management Limited	5,651,331	3.20	—	—
Eastspring Investments (Singapore) Limited	3,963,068	2.30	—	—
Free Float	112,926,552	64.80	—	—

Total shares outstanding	148,343,668	85.10	96,332,044	100.00

Treasury shares	26,011,673	14.90	—	—
Total	174,355,341	100.00	96,332,044	100.00

Summary of Other Comprehensive (Loss) Income
d)	Other comprehensive (loss) income

	December 31, 2017	Comprehensive (loss) income	December 31, 2018
Foreign currency translation effect	(372,343)	(161,574)	(533,917)
Gain on cash flow hedge in joint ventures and subsidiaries	14,610	6,883	21,493
Actuarial loss on defined benefit plan	(44,937)	(54,309)	(99,246)
Financial instruments with subsidiaries	15,000	—	15,000
Change in fair values of financial assets	841	244	1,085

Total	(386,829)	(208,756)	(595,585)

Attributable to:
Owners of the Company	(394,212)	(192,961)	(587,173)
Non-controlling interests	7,383	(15,795)	(8,412)

	December 31, 2016	Comprehensive (loss) income	December 31, 2017

Foreign currency translation effect	(322,258)	(50,085)	(372,343)
(Loss) gain on cash flow hedge in joint ventures and subsidiaries	(190,001)	204,611	14,610
Actuarial loss on defined benefit plan	(29,017)	(15,920)	(44,937)
Financial instruments with subsidiaries	6,000	9,000	15,000
Change in fair values of financial assets	(2,618)	3,459	841

Total	(537,894)	151,065	(386,829)

Attributable to:
Owners of the Company	(480,454)	86,242	(394,212)
Non-controlling interests	(57,440)	64,823	7,383